INVENTORY (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
INVENTORY
Dried cannabis	$ 12,272,391	$ 5,778,176
Cannabis oils	3,274,394	337,314
Goods for resale	95,267	1,498
Supplies and consumables	710,419	655,537
Total current inventories	$ 16,352,471	$ 6,772,525